Prepayments	6 Months Ended
Jun. 30, 2026
Prepayments
Prepayments

17Prepayments

	June 30, 2026	December 31, 2025
Caledonia Mining South Africa (Proprietary) Limited (“CMSA”) suppliers	1,196	617
Blanket Mine third party suppliers - USD	4,700	3,432
Blanket Mine third party suppliers - ZiG	10,352	9,634
Blanket Mine third party suppliers - ZAR	17	306
Bilboes third party suppliers - USD	76	56
Other prepayments	392	492
	16,733	14,537